Investments Accounted for Using the Equity Method - Summary of Financial Information of Significant Equity Accounted Investments (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of significant investments in associates and joint ventures [line items]
Carrying amount of investments accounted for using the equity method	$ 1,420	$ 1,742	$ 2,585
Impairment of the carrying value of the investment	(515)	(2,507)	(482)
Fair value change on forward exchange derivatives	29	(87)	(393)
Profit/(loss) from equity accounted investments, related impairments and expenses	(19)	(915)	(508)
Dividends received from equity accounted investments	787
Compania Minera Antamina S.A. [member]
Disclosure of significant investments in associates and joint ventures [line items]
Current assets	1,275	1,499
Non-current assets	5,293	4,885
Current liabilities	(847)	(1,285)
Non-current liabilities	(1,851)	(1,062)
Net assets/(liabilities) - 100%	3,870	4,037
Net assets/(liabilities) - Group share	1,306	1,362
Carrying amount of investments accounted for using the equity method	1,306	1,362
Revenue - 100%	5,264	4,822	2,464
Profit/(loss) from Continuing operations - 100%	2,133	1,847	629
Share of profit/(loss) of equity accounted investments	720	623	212
Profit/(loss) from equity accounted investments, related impairments and expenses	720	623	212
Comprehensive income/(loss) - 100%	2,133	1,847	629
Share of comprehensive income/(loss) - Group share in equity accounted investments	720	623	212
Dividends received from equity accounted investments	776	714	105
Carbonesdel Cerrejon Limited Liability Corporation [Member]
Disclosure of significant investments in associates and joint ventures [line items]
Revenue - 100%		844	1,091
Profit/(loss) from Continuing operations - 100%		(43)	(182)
Share of profit/(loss) of equity accounted investments		(14)	(68)
Impairment of the carrying value of the investment		(466)
Profit/(loss) from equity accounted investments, related impairments and expenses		(480)	(68)
Comprehensive income/(loss) - 100%		(43)	(182)
Share of comprehensive income/(loss) - Group share in equity accounted investments		(480)	(68)
Dividends received from equity accounted investments		13	9
Individually immaterial, associates [member]
Disclosure of significant investments in associates and joint ventures [line items]
Carrying amount of investments accounted for using the equity method	114	380
Profit/(loss) from equity accounted investments, related impairments and expenses	(63)	(68)	(144)
Share of comprehensive income/(loss) - Group share in equity accounted investments	(63)	(68)	(144)
Dividends received from equity accounted investments	11	10	12
Samarco Mineracao S.A. [member]
Disclosure of significant investments in associates and joint ventures [line items]
Current assets	499	509
Non-current assets	5,717	4,380
Current liabilities	(10,830)	(9,222)
Non-current liabilities	(7,873)	(7,627)
Net assets/(liabilities) - 100%	(12,487)	(11,960)
Net assets/(liabilities) - Group share	(6,244)	(5,980)
Adjustments to net assets related to accounting policy adjustments	268	280
Investment in Samarco	516	516
Impairment of the carrying value of the investment in Samarco	(1,041)	(1,041)
Additional share of Samarco losses	5,326	4,442
Unrecognised losses	1,175	1,783
Revenue - 100%	1,670	814	26
Profit/(loss) from Continuing operations - 100%	(528)	(2,202)	(3,617)
Share of profit/(loss) of equity accounted investments	(276)	(1,076)	(1,918)
Impairment of the carrying value of the investment	0	(111)	(95)
Additional share of Samarco losses	290	85	93
Fair value change on forward exchange derivatives	(81)	136
Unrecognised losses	(609)	(24)	1,412
Profit/(loss) from equity accounted investments, related impairments and expenses	(676)	(990)	(508)
Comprehensive income/(loss) - 100%	(528)	(2,202)	(3,617)
Share of comprehensive income/(loss) - Group share in equity accounted investments	(676)	(990)	(508)
Investments accounted for using equity method [member]
Disclosure of significant investments in associates and joint ventures [line items]
Carrying amount of investments accounted for using the equity method	1,420	1,742
Profit/(loss) from equity accounted investments, related impairments and expenses	(19)	(915)	(508)
Share of comprehensive income/(loss) - Group share in equity accounted investments	(19)	(915)	(508)
Dividends received from equity accounted investments	$ 787	$ 737	$ 126